Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2021		2020
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	32
Gas	18-95	38	18-95	38
Transmission
Electric	20-90	42	20-90	43
Gas	10-85	35	10-85	35
Generation	5-95	23	1-85	24
Other	3-70	13	2-70	14

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2021
Distribution
Electric	12,321	(3,359)	8,962
Gas	5,838	(1,504)	4,334
Transmission
Electric	17,104	(3,610)	13,494
Gas	2,453	(756)	1,697
Generation	7,014	(2,691)	4,323
Other	4,362	(1,454)	2,908
Assets under construction	1,759	—	1,759
Land	339	—	339
	51,190	(13,374)	37,816

10. PROPERTY, PLANT AND EQUIPMENT (cont'd)
($ millions)	Cost	Accumulated depreciation	Net Book Value
2020
Distribution
Electric	11,921	(3,223)	8,698
Gas	5,546	(1,422)	4,124
Transmission
Electric	15,888	(3,413)	12,475
Gas	2,360	(719)	1,641
Generation	6,441	(2,550)	3,891
Other	4,178	(1,347)	2,831
Assets under construction	2,012	—	2,012
Land	326	—	326
	48,672	(12,674)	35,998

Schedule of Jointly-Owned Facilities	As at December 31, 2021, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	1.0-80.0	958	(290)	668
Springerville Common Facilities	86.0	504	(262)	242
San Juan Unit 1 ("San Juan")	50.0	361	(340)	21
Springerville Coal Handling Facilities	83.0	264	(120)	144
Four Corners Units 4 and 5 ("Four Corners")	7.0	243	(102)	141
Gila River Common Facilities	50.0	109	(38)	71
Luna Energy Facility ("Luna")	33.3	76	(4)	72
		2,515	(1,156)	1,359